Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value [Line Items]
Cash and cash equivalents	$ 104,597	$ 611,551
Short-term bank deposits	275,033	9,168
Marketable securities	266,350	177,385
Foreign currency derivative contracts		317
Total financial assets	645,980	798,421
Foreign currency derivative contracts	(1,000)
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value [Line Items]
Cash and cash equivalents	104,597	611,551
Short-term bank deposits	275,033	9,168
Marketable securities
Foreign currency derivative contracts
Total financial assets	379,630	620,719
Foreign currency derivative contracts
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value [Line Items]
Cash and cash equivalents
Short-term bank deposits
Marketable securities	266,350	177,385
Foreign currency derivative contracts		317
Total financial assets	266,350	177,702
Foreign currency derivative contracts	(1,000)
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value [Line Items]
Cash and cash equivalents
Short-term bank deposits
Marketable securities
Foreign currency derivative contracts
Total financial assets
Foreign currency derivative contracts